OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2020	2019

Prepaid expenses	$953	$781
Government authorities	216	78
Advance payments to vendors	302	9
Deposits	7	40
Fair value of the outstanding forward contracts	159	35
Other accounts receivable related to Discontinued operations (see also note 1b.)	-	730
	$1,637	$1,673